NOTE 11: SECURED LOAN PAYABLE (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Note 11 Secured Loan Payable
Principal	$ 550,000	$ 550,000	$ 550,000
Interest	167,460	126,849	88,537
Secured loan payable	$ 717,460	$ 676,849	$ 638,537